SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Ordinary shares, par value per share	₪ 0.04	₪ 0.04
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares outstanding	34,549,050	34,532,452